Property, plant and equipment, net - Schedule of Property, Plant and Equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost
Beginning Balance	€ 9,079.8	€ 6,989.4
Additions	2,059.3	2,243.6
Disposals	(56.7)	(49.6)
Net non-cash movements to/from Inventories	(40.0)	(75.3)
Effect of changes in exchange rates	18.3	(28.3)
Ending Balance	11,060.7	9,079.8	€ 6,989.4
Accumulated depreciation and impairment
Beginning balance	3,586.6	3,045.2
Depreciation	787.3	605.6	445.2
Impairment charges	17.1	17.9
Disposals	(46.0)	(41.0)
Net non-cash movements to/from Inventories	(136.4)	(29.3)
Effect of changes in exchange rates	5.3	(11.8)
Ending balance	4,213.9	3,586.6	3,045.2
Carrying amount
Carrying amount	6,846.8	5,493.2
Land and buildings
Cost
Beginning Balance	4,323.4	3,314.0
Additions	1,120.1	1,019.3
Disposals	(3.2)	(1.6)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	8.1	(8.3)
Ending Balance	5,448.4	4,323.4	3,314.0
Accumulated depreciation and impairment
Beginning balance	1,243.1	1,090.6
Depreciation	169.4	154.2
Impairment charges	3.3	2.9
Disposals	0.0	(0.6)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	4.0	(4.0)
Ending balance	1,419.8	1,243.1	1,090.6
Carrying amount
Carrying amount	4,028.6	3,080.3
Machinery and equipment
Cost
Beginning Balance	3,690.0	2,777.6
Additions	756.5	1,050.2
Disposals	(45.6)	(45.1)
Net non-cash movements to/from Inventories	(40.0)	(75.3)
Effect of changes in exchange rates	(1.7)	(17.4)
Ending Balance	4,359.2	3,690.0	2,777.6
Accumulated depreciation and impairment
Beginning balance	1,605.6	1,312.3
Depreciation	506.8	352.0
Impairment charges	11.7	15.0
Disposals	(38.5)	(37.7)
Net non-cash movements to/from Inventories	(136.4)	(29.3)
Effect of changes in exchange rates	0.4	(6.7)
Ending balance	1,949.6	1,605.6	1,312.3
Carrying amount
Carrying amount	2,409.6	2,084.4
Leasehold improvements
Cost
Beginning Balance	478.5	400.8
Additions	116.9	79.7
Disposals	(0.3)	(0.8)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	(0.6)	(1.2)
Ending Balance	594.5	478.5	400.8
Accumulated depreciation and impairment
Beginning balance	361.5	331.9
Depreciation	38.4	31.0
Impairment charges	0.2	0.0
Disposals	0.0	(0.7)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	0.4	(0.7)
Ending balance	400.5	361.5	331.9
Carrying amount
Carrying amount	194.0	117.0
Furniture, fixtures and other
Cost
Beginning Balance	587.9	497.0
Additions	65.8	94.4
Disposals	(7.6)	(2.1)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	12.5	(1.4)
Ending Balance	658.6	587.9	497.0
Accumulated depreciation and impairment
Beginning balance	376.4	310.4
Depreciation	72.7	68.4
Impairment charges	1.9	0.0
Disposals	(7.5)	(2.0)
Net non-cash movements to/from Inventories	0.0	0.0
Effect of changes in exchange rates	0.5	(0.4)
Ending balance	444.0	376.4	€ 310.4
Carrying amount
Carrying amount	€ 214.6	€ 211.5